Marketing Expenses - Schedule of Marketing Expenses (Details) - BRL (R$) R$ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Marketing Expenses [Abstract]
Advertising		R$ (57,886)	R$ (85,680)
Cashback		(40,711)	(14,227)
Digital Marketing		(12,717)	(13,795)
Customer Acquisition expenses	[1]	(68,366)	(39,818)
Commission expenses		314	(717)
Total		R$ (179,367)	R$ (154,237)

[1]	Customer acquisition expenses are marketing expenditures directly related to customer acquisition, such as performance media and member-get-member expenses, which the Group pays on a per-acquired customer basis.